SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	0 Months Ended
	Mar. 31, 2015	Feb. 03, 2015	Jan. 12, 2015
Subsequent Event [Line Items]
Targeted payment to associates	$ 4,300,000
Subsequent Events
Subsequent Event [Line Items]
Cash dividend declared (in dollars per share)		$ 0.20
Targeted payment to associates			$ 4,300,000